Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 8,533	$ 8,810	$ 10,684
Interest expense from financial instruments measured at amortized cost	(3,259)	(4,247)	(7,194)
Net interest income from financial instruments measured at fair value through profit or loss	1,431	1,299	1,011
Net interest income	6,705	5,862	4,501
Other net income from financial instruments measured at fair value through profit or loss	5,850	6,960	6,842
Credit loss (expense) / release	148	(694)	(78)
Fee and commission income	24,372	20,961	19,110
Fee and commission expense	(1,985)	(1,775)	(1,696)
Net fee and commission income	22,387	19,186	17,413
Other income	452	1,076	212
Total operating income	35,542	32,390	28,889
Personnel expenses	18,387	17,224	16,084
General and administrative expenses	5,553	4,885	5,288
Depreciation, amortization and impairment of non-financial assets	2,118	2,126	1,940
Total operating expenses	26,058	24,235	23,312
Operating profit / (loss) before tax	9,484	8,155	5,577
Tax expense / (benefit)	1,998	1,583	1,267
Net profit / (loss)	7,486	6,572	4,310
Profit Loss Attributable To Non-controlling Interests	29	15	6
Net profit / (loss) attributable to shareholders	7,457	6,557	4,304
UBS AG (consolidated)
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	8,534	8,816	10,703
Interest expense from financial instruments measured at amortized cost	(3,366)	(4,333)	(7,303)
Net interest income from financial instruments measured at fair value through profit or loss	1,437	1,305	1,015
Net interest income	6,605	5,788	4,415
Other net income from financial instruments measured at fair value through profit or loss	5,844	6,930	6,833
Credit loss (expense) / release	148	(695)	(78)
Fee and commission income	24,422	20,982	19,156
Fee and commission expense	(1,985)	(1,775)	(1,696)
Net fee and commission income	22,438	19,207	17,460
Other income	941	1,549	677
Total operating income	35,976	32,780	29,307
Personnel expenses	15,661	14,686	13,801
General and administrative expenses	9,476	8,486	8,586
Depreciation, amortization and impairment of non-financial assets	1,875	1,909	1,751
Total operating expenses	27,012	25,081	24,138
Operating profit / (loss) before tax	8,964	7,699	5,169
Tax expense / (benefit)	1,903	1,488	1,198
Net profit / (loss)	7,061	6,211	3,971
Profit Loss Attributable To Non-controlling Interests	29	15	6
Net profit / (loss) attributable to shareholders	7,032	6,196	3,965
UBS AG (consolidated) | Elimination entries
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	(703)	(818)	(1,928)
Interest expense from financial instruments measured at amortized cost	1,025	1,134	2,298
Net interest income from financial instruments measured at fair value through profit or loss	(274)	(273)	(327)
Net interest income	48	43	42
Other net income from financial instruments measured at fair value through profit or loss	(83)	118	(322)
Credit loss (expense) / release	(24)	0	0
Fee and commission income	(770)	(984)	(997)
Fee and commission expense	755	961	986
Net fee and commission income	(14)	(23)	(11)
Other income	(8,396)	(5,941)	(6,442)
Total operating income	(8,469)	(5,803)	(6,733)
Personnel expenses	1	0	0
General and administrative expenses	(2,696)	(2,481)	(2,627)
Depreciation, amortization and impairment of non-financial assets	(114)	(115)	(196)
Total operating expenses	(2,809)	(2,596)	(2,823)
Operating profit / (loss) before tax	(5,660)	(3,207)	(3,911)
Tax expense / (benefit)	(11)	(107)	(21)
Net profit / (loss)	(5,649)	(3,100)	(3,890)
Profit Loss Attributable To Non-controlling Interests	0	0	0
Net profit / (loss) attributable to shareholders	(5,649)	(3,100)	(3,889)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,130	3,386	4,864
Interest expense from financial instruments measured at amortized cost	(2,847)	(3,694)	(6,547)
Net interest income from financial instruments measured at fair value through profit or loss	1,229	1,103	1,177
Net interest income	1,512	794	(506)
Other net income from financial instruments measured at fair value through profit or loss	3,751	4,857	5,116
Credit loss (expense) / release	65	(352)	(51)
Fee and commission income	3,837	3,731	3,285
Fee and commission expense	(810)	(644)	(674)
Net fee and commission income	3,027	3,087	2,610
Other income	7,555	4,671	4,899
Total operating income	15,910	13,057	12,069
Personnel expenses	3,401	3,458	3,251
General and administrative expenses	4,255	3,507	3,467
Depreciation, amortization and impairment of non-financial assets	949	1,013	954
Total operating expenses	8,605	7,978	7,672
Operating profit / (loss) before tax	7,305	5,079	4,396
Tax expense / (benefit)	203	238	175
Net profit / (loss)	7,102	4,840	4,221
Profit Loss Attributable To Non-controlling Interests	0	0	0
Net profit / (loss) attributable to shareholders	7,102	4,840	4,221
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,652	3,636	4,048
Interest expense from financial instruments measured at amortized cost	(520)	(513)	(737)
Net interest income from financial instruments measured at fair value through profit or loss	254	164	(228)
Net interest income	3,386	3,288	3,083
Other net income from financial instruments measured at fair value through profit or loss	807	911	924
Credit loss (expense) / release	98	(286)	7
Fee and commission income	5,204	4,585	4,342
Fee and commission expense	(481)	(829)	(819)
Net fee and commission income	4,723	3,756	3,523
Other income	221	233	259
Total operating income	9,235	7,902	7,796
Personnel expenses	2,098	2,017	1,936
General and administrative expenses	3,442	3,313	3,181
Depreciation, amortization and impairment of non-financial assets	285	261	221
Total operating expenses	5,825	5,591	5,338
Operating profit / (loss) before tax	3,409	2,311	2,458
Tax expense / (benefit)	622	444	514
Net profit / (loss)	2,788	1,868	1,944
Profit Loss Attributable To Non-controlling Interests	0	0	0
Net profit / (loss) attributable to shareholders	2,788	1,868	1,944
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2,456	2,612	3,719
Interest expense from financial instruments measured at amortized cost	(1,024)	(1,261)	(2,317)
Net interest income from financial instruments measured at fair value through profit or loss	228	311	394
Net interest income	1,660	1,662	1,796
Other net income from financial instruments measured at fair value through profit or loss	1,369	1,044	1,114
Credit loss (expense) / release	10	(56)	(33)
Fee and commission income	16,151	13,651	12,527
Fee and commission expense	(1,450)	(1,263)	(1,188)
Net fee and commission income	14,702	12,388	11,338
Other income	1,560	2,585	1,960
Total operating income	19,300	17,623	16,176
Personnel expenses	10,161	9,211	8,614
General and administrative expenses	4,474	4,147	4,565
Depreciation, amortization and impairment of non-financial assets	755	750	772
Total operating expenses	15,390	14,108	13,951
Operating profit / (loss) before tax	3,910	3,515	2,225
Tax expense / (benefit)	1,090	912	530
Net profit / (loss)	2,820	2,603	1,695
Profit Loss Attributable To Non-controlling Interests	29	15	6
Net profit / (loss) attributable to shareholders	$ 2,792	$ 2,588	$ 1,689